LONG-TERM DEBT	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
LONG-TERM DEBT	SHORT-TERM BORROWINGS

	As at December 31
(In millions of dollars)	2025	2024

Receivables securitization program	2,000	2,000
US commercial paper program (net of the discount on issuance)	—	452
Non-revolving credit facility borrowings (net of the discount on issuance)	2,000	507

Total short-term borrowings	4,000	2,959
Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2025 and 2024.

	Year ended December 31, 2025			Year ended December 31, 2024
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from receivables securitization			400			800
Repayment of receivables securitization			(400)			(400)
Net proceeds received from receivables securitization			—			400

Proceeds received from US commercial paper	517	1.410	729	2,009	1.373	2,759
Repayment of US commercial paper	(835)	1.413	(1,180)	(1,819)	1.371	(2,494)
Net (repayment of) proceeds received from US commercial paper			(451)			265

Proceeds received from non-revolving credit facilities (Cdn$) [1]			2,000			—
Proceeds received from non-revolving credit facilities (US$) [1]	5,397	1.386	7,479	2,899	1.378	3,996
Repayment of non-revolving credit facilities (US$)	(5,749)	1.393	(8,007)	(2,547)	1.383	(3,523)
Net proceeds received from non-revolving credit facilities			1,472			473

Net proceeds received from short-term borrowings			1,021			1,138
[1]    Borrowings under our non-revolving facility matured and are (were, for the US$ facility) reissued regularly, such that until repaid, we maintain net outstanding borrowings equivalent to the then-current credit limit on the reissue dates.

RECEIVABLES SECURITIZATION PROGRAM
We participate in a receivables securitization program with a group of Canadian financial institutions that allows us to sell certain receivables into the program. The maximum potential proceeds under the receivables securitization program is $2.4 billion.

We continue to service and retain substantially all of the risks and rewards relating to the receivables we sell, and therefore, the receivables remain recognized on our Consolidated Statements of Financial Position and the funding received is recognized as "short-term borrowings". The terms of our receivables securitization program are committed until its expiry, which we extended in 2025 to an expiration date of July 31, 2028. The buyers' interests in these trade receivables ranks ahead of our interest. The program restricts us from using the receivables as collateral. The buyers of our trade receivables have no claim on any of our other assets.

	As at December 31
(In millions of dollars)	2025	2024

Receivables sold to buyer as security	3,251	3,186
Short-term borrowings from buyer	(2,000)	(2,000)

Overcollateralization	1,251	1,186

	Years ended December 31
(In millions of dollars)	2025	2024

Receivables securitization program, beginning of year	2,000	1,600
Net proceeds received from receivables securitization	—	400

Receivables securitization program, end of year	2,000	2,000

US COMMERCIAL PAPER PROGRAM
We have a US CP program that allows us to issue up to a maximum aggregate principal amount of US$1.5 billion. Funds can be borrowed under this program with terms to maturity ranging from 1 to 397 days, subject to ongoing market conditions. Issuances made under the US CP program are issued at a discount. Borrowings under our US CP program are classified as "short-term borrowings" on our Consolidated Statements of Financial Position when they are due within one year of the date of the financial statements.
Below is a summary of the activity relating to our US CP program for the years ended December 31, 2025 and 2024.

	Year ended December 31, 2025			Year ended December 31, 2024
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	314	1.439	452	113	1.327	150
Net (repayment of) proceeds received from US commercial paper	(318)	1.418	(451)	190	1.395	265
Discounts on issuance [1]	4	n/m	6	11	1.364	15
Loss (gain) on foreign exchange [1]			(7)			22

US commercial paper, end of year	—	—	—	314	1.439	452
n/m - not meaningful
[1] Included in "finance costs".

Concurrent with the US CP borrowings, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the borrowings under the US CP program (see note 19). We did not designate these debt derivatives as hedges for accounting purposes.

NON-REVOLVING CREDIT FACILITIES
In March 2024, we borrowed US$185 million ($250 million) under our $500 million non-revolving credit facility. In April 2024, we borrowed an additional US$184 million ($250 million) under the facility, resulting in it being fully drawn. In April 2025, we repaid the outstanding balance of US$349 million ($500 million) and terminated the facility. The related debt derivatives were also settled concurrently.

In July 2025, we entered into two non-revolving credit facilities with an aggregate limit of $2 billion and borrowed $2 billion under these facilities maturing in July 2026.

Below is a summary of the activity relating to our non-revolving credit facilities for the years ended December 31, 2025 and 2024.

	Years ended December 31
(In millions of dollars)	2025	2024

Non-revolving credit facility, beginning of year	507	—
Net proceeds received from non-revolving credit facilities	1,472	473
Loss on foreign exchange [1]	21	34

Non-revolving credit facility, end of year	2,000	507
[1] Included in "finance costs".

Concurrent with the US dollar-denominated credit facility borrowings, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the borrowings (see note 19). These debt derivatives were not designated as hedges for accounting purposes.
LONG-TERM DEBT

						As at December 31
(In millions of dollars, except interest rates)	Par call date	Due date		Principal amount	Interest rate	2025	2024

Bank credit facilities (Cdn$ portion)					Floating	415	—
Term loan facility					Floating	—	1,001
Canada Infrastructure Bank credit facility		2052			1.000%	134	64
Senior notes		Mar 2025	US	1,000	2.950%	—	1,439
Senior notes		Apr 2025		1,250	3.100%	—	1,250
Senior notes		Dec 2025	US	700	3.625%	—	1,007
Senior notes	n/a	Sep 2026		500	5.650%	500	500
Senior notes	Aug 2026	Nov 2026	US	500	2.900%	686	718
Senior notes [1]	Dec 2026	Mar 2027		300	3.800%	300	300
Senior notes	Jan 2027	Mar 2027		1,500	3.650%	1,500	1,500
Senior notes	Feb 2027	Mar 2027	US	1,300	3.200%	1,784	1,871
Senior notes	Aug 2028	Sep 2028		1,000	5.700%	1,000	1,000
Senior notes [1]	Aug 2028	Nov 2028		500	4.400%	500	500
Senior notes	Jan 2029	Feb 2029	US	1,250	5.000%	1,716	1,799
Senior notes	Feb 2029	Apr 2029		1,000	3.750%	1,000	1,000
Senior notes	Feb 2029	May 2029		700	3.250%	700	1,000
Senior notes [1]	Sep 2029	Dec 2029		159	3.300%	159	500
Senior notes	Jul 2030	Sep 2030		500	5.800%	500	500
Senior notes [1]	Sep 2030	Dec 2030		210	2.900%	210	500
Senior notes	Dec 2031	Mar 2032	US	2,000	3.800%	2,745	2,878
Senior notes	Jan 2032	Apr 2032		1,000	4.250%	1,000	1,000
Senior debentures [2]	n/a	May 2032	US	200	8.750%	275	288
Senior notes	Jun 2033	Sep 2033		1,000	5.900%	1,000	1,000
Senior notes	Nov 2033	Feb 2034	US	1,250	5.300%	1,716	1,799
Senior notes	n/a	Aug 2038	US	350	7.500%	480	504
Senior notes	n/a	Nov 2039		500	6.680%	500	500
Senior notes [1]	n/a	Nov 2039		1,450	6.750%	1,450	1,450
Senior notes	Feb 2040	Aug 2040		800	6.110%	800	800
Senior notes	Sep 2040	Mar 2041		400	6.560%	400	400
Senior notes	Sep 2041	Mar 2042	US	750	4.500%	1,029	1,079
Senior notes	Sep 2042	Mar 2043	US	382	4.500%	524	719
Senior notes	Apr 2043	Oct 2043	US	650	5.450%	892	935
Senior notes	Sep 2043	Mar 2044	US	752	5.000%	1,032	1,511
Senior notes	Aug 2047	Feb 2048	US	506	4.300%	694	1,079
Senior notes	Nov 2048	May 2049	US	630	4.350%	865	1,799
Senior notes	May 2049	Nov 2049	US	541	3.700%	743	1,439
Senior notes [1]	Jun 2049	Dec 2049		26	4.250%	26	300
Senior notes	Sep 2051	Mar 2052	US	2,000	4.550%	2,745	2,878
Senior notes	Oct 2051	Apr 2052		1,000	5.250%	1,000	1,000
Subordinated notes [3]	Feb 2030	Apr 2055	US	1,100	7.000%	1,510	—
Subordinated notes [3]	Feb 2035	Apr 2055	US	1,000	7.125%	1,373	—
Subordinated notes [3]	Feb 2030	Apr 2055		1,000	5.625%	1,000	—
Subordinated notes [3]	Dec 2026	Dec 2081		2,000	5.000%	2,000	2,000
Subordinated notes [3]	Mar 2027	Mar 2082	US	750	5.250%	1,029	1,079
						37,932	42,886
Deferred transaction costs and discounts						(795)	(951)
Deferred government grant liability						(79)	(39)
Less current portion						(1,186)	(3,696)

Total long-term debt						35,872	38,200
[1] Senior notes originally issued by Shaw Communications Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2025 and 2024.
[2] Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2025 and 2024.
[3] The subordinated notes can be redeemed at par on the noted par call date or on any subsequent interest payment date.
Each of the above senior notes and debentures are unsecured and, as at December 31, 2025, were guaranteed by RCCI, ranking equally with all of RCI's other senior notes, debentures, bank credit facilities, and letter of credit facilities. We use derivatives to hedge the foreign exchange risk associated with the principal and interest components of all of our US dollar-denominated senior notes and debentures (see note 19).

The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2025 and 2024.

	Year ended December 31, 2025			Year ended December 31, 2024
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (Cdn$)			216			64
Credit facility borrowings (US$)	1,325	1.367	1,811	—	—	—
Total credit facility borrowings			2,027			64

Credit facility repayments (Cdn$)			(30)			—
Credit facility repayments (US$)	(1,325)	1.361	(1,803)	—	—	—
Total credit facility repayments			(1,833)			—

Net borrowings under credit facilities			194			64

Term loan facility net borrowings (US$) [1]	1	n/m	6	8	n/m	18
Term loan facility net repayments (US$)	(697)	1.380	(962)	(2,553)	1.352	(3,452)
Net repayments under term loan facility			(956)			(3,434)

Senior note issuances (US$)	—	—	—	2,500	1.347	3,367
Total senior note issuances			—			3,367

Senior note repayments (Cdn$)			(2,397)			(1,100)
Senior note repayments (US$)	(3,112)	1.390	(4,326)	—	—	—
Total senior note repayments			(6,723)			(1,100)

Net (repayment) issuance of senior notes			(6,723)			2,267

Subordinated note issuances (Cdn$)			1,000			—
Subordinated note issuances (US$)	2,100	1.432	3,007	—	—	—
Total subordinated note issuances			4,007			—

Net repayment of long-term debt			(3,478)			(1,103)
[1] Borrowings under our term loan facility mature and are reissued regularly, such that until repaid, we maintain net outstanding borrowings equivalent to the then-current credit limit on the reissue dates.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Long-term debt, beginning of year		41,896	40,855
Net (repayment) issuance of long-term debt		(3,478)	(1,103)
Discount on principal amount of senior notes repurchased in connection with tender offer		(504)	—
Increase in government grant liability related to Canada Infrastructure Bank facility		(43)	(39)
Long-term debt assumed through the MLSE Transaction		298	—
(Gain) loss on foreign exchange		(1,272)	2,094
Deferred transaction costs derecognized (incurred)		31	(52)
Amortization of deferred transaction costs		130	141

Long-term debt, end of year		37,058	41,896

Current		1,186	3,696
Long-term		35,872	38,200

Long-term debt, end of year		37,058	41,896

WEIGHTED AVERAGE INTEREST RATE
As at December 31, 2025, our effective weighted average interest rate on all debt and short-term borrowings, including the effect of all of the associated debt derivatives and interest rate derivatives, was 4.78% (2024 - 4.61%).

BANK CREDIT AND LETTER OF CREDIT FACILITIES
Our $4.3 billion revolving credit facilities are available on a fully revolving basis until maturity and there are no scheduled reductions prior to maturity. The interest rate charged on borrowings from the revolving credit facilities ranges from nil to 1.25% per annum over the bank prime rate or base rate, or 0.85% to 2.25% over the adjusted term Secured Overnight Financing Rate (SOFR) or Canadian Overnight Repo Rate Average (CORRA).

In April 2024, we amended our revolving credit facility to further extend the maturity date of the $3 billion tranche to April 2029, from January 2028, and the $1 billion tranche to April 2027, from January 2026.

In September 2025, we amended the terms of our revolving credit facility to, among other things, extend the maturity date of the $3 billion tranche to September 2030, from April 2029, and the $1 billion tranche to September 2028, from April 2027.

In February 2024, we used the proceeds from the issuance of US$2.5 billion of senior notes (see "Issuance of senior and subordinated notes and related debt derivatives" below) to repay $3.4 billion of our $6 billion term loan facility. In June 2025, we repaid the $1 billion outstanding under the April 2026 tranche of the term loan and terminated the facility.

We have an $815 million senior unsecured non-revolving credit facility with a fixed 1% interest rate with Canada Infrastructure Bank. The credit facility can only be drawn upon to finance broadband service expansion projects to underserved communities under the Universal Broadband Fund. In 2023, we amended the terms of the facility to, among other things, increase the limit from $665 million. As at December 31, 2025, we had drawn $134 million on the credit facility and have recognized a government grant liability of $79 million related to this loan.

The benefit of a below-market loan from a government entity is accounted for as a government grant and is equal to the difference between (i) the present value of the cash flows at the time of borrowing based on a market interest rate and (ii) the proceeds received. We recognize the difference within "other current liabilities" (when the grant will be recognized within one year of the date of the financial statements) or "other long-term liabilities" on our Consolidated Statements of Financial Position. The liability is subsequently measured at amortized cost using the effective interest method. The interest expense on the liability will be represented by the accretion of the loan liability over time. The government grant will be recognized as a reduction of the interest expense over the term of the loan.

In July 2025, to partially fund the MLSE Transaction, we borrowed US$1.3 billion ($1.8 billion) under our revolving credit facility (which was subsequently repaid using the proceeds from the network transaction) and US$1.5 billion ($2 billion) under two new $1 billion non-revolving credit facilities that mature in July 2026 (the borrowings under which are recognized within "short-term borrowings" on our consolidated statement of financial position).

Through the MLSE Transaction, we assumed MLSE's revolving and non-revolving credit facilities. The revolving credit facility has a borrowing limit of $260 million and matures in June 2028. During the year ended December 31, 2025, we borrowed $115 million under the MLSE revolving credit facility. The non-revolving credit facility has a borrowing limit of $300 million, is fully drawn (reflected in "Long-term debt assumed through the MLSE Transaction" in the table above), and matures in June 2028. MLSE had entered into an interest rate swap to convert the floating interest rate on the borrowings under the non-revolving credit facility to a fixed interest rate (see note 19 for more information). Both of MLSE's credit facilities are secured by a first charge on Scotiabank Arena and all personal property of MLSE, subject to certain exceptions.

SENIOR AND SUBORDINATED NOTES AND DEBENTURES
We pay interest on all of our fixed-rate senior and subordinated notes and debentures on a semi-annual basis.

We have the option to redeem each of our fixed-rate senior notes and debentures, in whole or in part, at any time, if we pay the premiums specified in the corresponding agreements.

The US$1 billion subordinated note issued in February 2025 can be redeemed at par on its ten-year anniversary or on any subsequent interest payment date. Each of our other subordinated notes can be redeemed at par on their respective five-year anniversary or on any subsequent interest payment date. The subordinated notes are unsecured and subordinated obligations of RCI. Payment on these notes will, under certain circumstances, be subordinated to the prior payment in full of all of our senior indebtedness, including our senior notes, debentures, and bank credit facilities. In addition, upon the occurrence of certain events involving a bankruptcy or insolvency of RCI, the outstanding principal and interest of the subordinated notes due in 2081 and 2082 would automatically convert into preferred shares. The subordinated notes issued in February 2025 do not contain a conversion feature.

ISSUANCE OF SENIOR AND SUBORDINATED NOTES AND RELATED DEBT DERIVATIVES
Below is a summary of the senior and subordinated notes we issued in 2025 and 2024.

(In millions of dollars, except interest rates and discounts)					Issue price per $1,000 principal amount	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)
Date issued		Principal amount	Due date	Interest rate

2025 issuances
February 12, 2025 (subordinated) [3]	US	1,100	2055	7.000%	1,000.00	1,575	21
February 12, 2025 (subordinated) [3]	US	1,000	2055	7.125%	1,000.00	1,432	19
February 12, 2025 (subordinated) [3]		1,000	2055	5.625%	999.83	1,000	11

2024 issuances
February 9, 2024 (senior)	US	1,250	2029	5.000%	997.14	1,684	20
February 9, 2024 (senior)	US	1,250	2034	5.300%	991.19	1,683	30
[1]    Gross proceeds before transaction costs, discounts, and premiums.
[2]    Transaction costs, discounts, and premiums are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.
[3]    Deferred transaction costs and discounts (if any) in the carrying value of the subordinated notes are recognized in net income using the effective interest method. The three issuances of subordinated notes due 2055 can be redeemed at par on February 15, 2030, February 15, 2035, and February 15, 2030, respectively, or on any subsequent interest payment date.

2025
In February 2025, we issued three tranches of subordinated notes, consisting of:
•US$1.1 billion due 2055 with an initial coupon of 7.00% for the first five years;
•US$1 billion due 2055 with an initial coupon of 7.125% for the first ten years; and
•$1 billion due 2055 with an initial coupon of 5.625% for the first five years.

Concurrent with these US dollar-denominated issuances, we entered into debt derivatives to convert the interest and principal payment obligations to Canadian dollars. We received net proceeds of $4.0 billion from the issuances. We used the proceeds to repay debt and to fund a portion of the MLSE Transaction.

2024
In February 2024, we issued senior notes with an aggregate principal amount of US$2.5 billion, consisting of US$1.25 billion of 5.00% senior notes due 2029 and US$1.25 billion of 5.30% senior notes due 2034. Concurrent with the issuance, we entered into debt derivatives to convert all interest and principal payment obligations to Canadian dollars. As a result, we received net proceeds of US$2.46 billion ($3.32 billion). We used the proceeds from this issuance to repay $3.4 billion of our term loan facility such that only $1 billion remained outstanding under the April 2026 tranche.
REPAYMENT OF SENIOR NOTES AND RELATED DERIVATIVE SETTLEMENTS
2025
In March 2025, we repaid the entire outstanding principal of our US$1 billion 2.95% senior notes and settled the associated debt derivatives at maturity. As a result, we repaid $1,344 million, including $95 million received on settlement of the associated debt derivatives. In April 2025, we repaid the entire outstanding principal of our $1.25 billion 3.10% senior notes at maturity. There were no derivatives associated with these senior notes.

In July 2025, we purchased $1,205 million principal amount of our Canadian dollar-denominated senior notes and US$1,738 million principal amount of our US dollar-denominated senior notes, paying the note holders $1,147 million and US$1,411 million, respectively, plus accrued interest, for the purchase of those senior notes. In connection with our purchase of the US dollar-denominated senior notes, we also partially settled the associated debt derivatives. See note 19 for more information on the settlement of debt derivatives. We recognized a gain on settlement of $151 million in "finance costs" as a result.

In December 2025, we repaid the entire outstanding principal of our US$700 million 3.625% senior notes and settled the associated debt derivatives at maturity. As a result we repaid $937 million, including $25 million received on settlement of the associated debt derivatives.

2024
In January 2024, we repaid the entire outstanding principal of our $500 million 4.35% senior notes at maturity. In March 2024, we repaid the entire outstanding principal of our $600 million 4.00% senior notes at maturity. There were no derivatives associated with these senior notes.

PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2025. This reflects repayment of our subordinated notes on their respective at-par redemption dates.

(In millions of dollars)
2026	3,186
2027	4,614
2028	1,915
2029	3,575
2030	3,220
Thereafter	21,422
Total long-term debt	37,932

TERMS AND CONDITIONS
As at December 31, 2025 and 2024, we were in compliance with all financial covenants and financial ratios in our long-term debt agreements. There were no financial leverage covenants in effect other than those under our bank credit and letter of credit facilities.

The 8.75% debentures due in 2032 contain debt incurrence tests and restrictions on additional investments, sales of assets, and payment of dividends, all of which are suspended in the event the public debt securities are assigned investment-grade ratings by at least two of three specified credit rating agencies. As at December 31, 2025, these public debt securities were assigned an investment-grade rating by each of the specified credit rating agencies and, accordingly, these restrictions have been suspended as long as the investment-grade ratings are maintained. Our other senior notes do not have any of these restrictions, regardless of the related credit ratings. The repayment dates of certain debt agreements can also be accelerated if there is a change in control of RCI.